Geographic Financial Information Relating to Business (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 29, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 24, 2011		Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sales	$ 2,622,760	[1]	$ 2,692,933	[2]	$ 2,507,150	[3]	$ 2,872,809	[4]	$ 2,969,695	[5]	$ 2,836,737	[6]	$ 2,710,141	$ 2,972,960	$ 10,695,652	$ 11,489,533	$ 11,633,094
Property and Equipment	856,341								1,067,040						856,341	1,067,040	1,157,013
United States
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sales															7,670,805	8,108,402	8,189,642
Property and Equipment	707,628								901,572						707,628	901,572	980,426
International
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Sales															3,024,847	3,381,131	3,443,452
Property and Equipment	$ 148,713								$ 165,468						$ 148,713	$ 165,468	$ 176,587

[1]	Net earnings include approximately $9 million North American Retail Division fixed asset impairment.
[2]	Net earnings include approximately $88 million North American Retail and International Division asset impairments.
[3]	Net earnings include approximately $24 million North American Retail Division fixed asset impairment.
[4]	Net earnings include approximately $68 million of recovery of purchase price income from previous acquisition associated with pension plan and approximately $12 million loss on extinguishment of debt.
[5]	Fiscal year 2011 includes 53 weeks in accordance with the Company's 52- week, 53-week retail calendar; accordingly, the fourth quarter includes 14 weeks. Additionally, the fourth quarter includes approximately $24 million of benefits from the reversal of uncertain tax positions and valuation allowances.
[6]	Net earnings include approximately $99 million of tax and related interest benefits from the reversal of uncertain tax positions.